PGIM Jennison Blend Fund
Schedule of Investments  (unaudited)
as of May 31, 2025
Description	Shares	Value
Long-Term Investments 98.7%
Common Stocks
Aerospace & Defense 5.1%
Airbus SE (France)	23,406	$4,304,939
Archer Aviation, Inc. (Class A Stock)*	33,164	334,625
Boeing Co. (The)*	83,509	17,313,086
General Electric Co.	62,565	15,385,359
Hexcel Corp.	20,086	1,062,348
Leonardo DRS, Inc.	22,078	933,899
Northrop Grumman Corp.	9,010	4,367,778
Rocket Lab Corp.*(a)	21,392	573,092
RTX Corp.	54,805	7,479,786
		51,754,912
Automobile Components 0.3%
Dorman Products, Inc.*	26,767	3,461,241
Automobiles 1.4%
General Motors Co.	129,463	6,422,660
Tesla, Inc.*	22,794	7,897,209
		14,319,869
Banks 7.2%
Ameris Bancorp	50,872	3,127,102
Atlantic Union Bankshares Corp.	101,491	3,046,760
Bank of America Corp.	173,504	7,656,731
Eastern Bankshares, Inc.	108,984	1,634,760
Enterprise Financial Services Corp.	80,357	4,254,100
First Bancorp	73,929	3,058,443
First Interstate BancSystem, Inc. (Class A Stock)	113,977	3,094,476
Heritage Financial Corp.	98,043	2,292,245
JPMorgan Chase & Co.	63,536	16,773,504
M&T Bank Corp.	44,049	8,045,109
Pinnacle Financial Partners, Inc.	31,171	3,312,854
PNC Financial Services Group, Inc. (The)	54,634	9,495,935
Renasant Corp.	91,331	3,201,152
Wintrust Financial Corp.	30,251	3,612,272
		72,605,443
Beverages 0.3%
PepsiCo, Inc.	25,585	3,363,148

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Biotechnology 3.2%
AbbVie, Inc.	28,393	$5,284,221
Akero Therapeutics, Inc.*	15,495	769,327
Alkermes PLC*	30,826	943,584
Amgen, Inc.(a)	14,251	4,106,853
Apellis Pharmaceuticals, Inc.*	29,933	506,766
Arcutis Biotherapeutics, Inc.*(a)	300,000	3,912,000
Crinetics Pharmaceuticals, Inc.*	51,760	1,579,198
Halozyme Therapeutics, Inc.*	10,861	608,976
Insmed, Inc.*	12,534	873,996
Kura Oncology, Inc.*	138,463	787,855
Newamsterdam Pharma Co. NV (Netherlands)*	67,049	1,214,257
Twist Bioscience Corp.*	65,348	1,914,696
Vaxcyte, Inc.*	33,478	1,087,700
Veracyte, Inc.*(a)	66,313	1,764,589
Vertex Pharmaceuticals, Inc.*	15,999	7,072,358
		32,426,376
Broadline Retail 3.5%
Amazon.com, Inc.*	139,950	28,691,150
MercadoLibre, Inc. (Brazil)*	2,636	6,756,832
		35,447,982
Building Products 1.2%
Griffon Corp.	19,162	1,317,387
Hayward Holdings, Inc.*	188,348	2,627,455
Johnson Controls International PLC	75,804	7,684,251
Zurn Elkay Water Solutions Corp.	26,372	954,403
		12,583,496
Capital Markets 2.0%
Acadian Asset Management, Inc.	98,838	2,976,012
Artisan Partners Asset Management, Inc. (Class A Stock)	27,606	1,112,522
Blackstone, Inc.	27,333	3,792,727
Goldman Sachs Group, Inc. (The)	12,632	7,584,885
KKR & Co., Inc.	8,955	1,087,674
Marex Group PLC (United Kingdom)	54,039	2,332,323
Moelis & Co. (Class A Stock)	13,419	766,359
P10, Inc. (Class A Stock)	80,791	877,390
		20,529,892

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Chemicals 1.3%
Avient Corp.	70,994	$2,565,013
Element Solutions, Inc.	91,765	1,961,936
Linde PLC	16,769	7,840,849
PureCycle Technologies, Inc.*	24,819	236,029
		12,603,827
Commercial Services & Supplies 1.4%
ACV Auctions, Inc. (Class A Stock)*	214,354	3,511,119
Casella Waste Systems, Inc. (Class A Stock)*	27,718	3,248,827
Healthcare Services Group, Inc.*	21,969	309,763
Interface, Inc.	86,083	1,729,407
OPENLANE, Inc.*	41,640	954,805
Steelcase, Inc. (Class A Stock)	67,219	693,028
VSE Corp.(a)	31,481	4,095,363
		14,542,312
Communications Equipment 0.9%
Cisco Systems, Inc.	128,286	8,087,150
NETGEAR, Inc.*	48,592	1,425,203
		9,512,353
Construction & Engineering 0.7%
Construction Partners, Inc. (Class A Stock)*	19,648	2,056,949
Great Lakes Dredge & Dock Corp.*	292,990	3,275,628
Primoris Services Corp.	11,098	800,277
Sterling Infrastructure, Inc.*	3,744	703,909
		6,836,763
Consumer Finance 0.1%
Enova International, Inc.*	9,565	886,388
Upstart Holdings, Inc.*(a)	11,047	521,087
		1,407,475
Consumer Staples Distribution & Retail 3.6%
Andersons, Inc. (The)	9,389	333,403
Chefs’ Warehouse, Inc. (The)*	63,325	4,038,869
Costco Wholesale Corp.	9,021	9,383,464

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail (cont’d.)
Sprouts Farmers Market, Inc.*	6,099	$1,054,273
Walmart, Inc.	220,233	21,741,402
		36,551,411
Diversified Consumer Services 0.1%
Frontdoor, Inc.*	17,306	952,003
Universal Technical Institute, Inc.*	10,508	373,349
		1,325,352
Diversified REITs 0.2%
Alexander & Baldwin, Inc.	80,575	1,443,098
Diversified Telecommunication Services 0.1%
Cogent Communications Holdings, Inc.	13,580	620,742
Electric Utilities 0.9%
Constellation Energy Corp.	16,940	5,186,181
IDACORP, Inc.(a)	23,378	2,780,813
TXNM Energy, Inc.	11,680	662,139
		8,629,133
Electrical Equipment 0.1%
EnerSys	10,587	885,391
Sunrun, Inc.*	49,259	368,950
		1,254,341
Electronic Equipment, Instruments & Components 0.5%
Benchmark Electronics, Inc.	35,357	1,291,238
Fabrinet (Thailand)*(a)	2,922	680,446
Mirion Technologies, Inc.*	124,884	2,385,284
Sanmina Corp.*	12,399	1,050,071
		5,407,039
Energy Equipment & Services 0.7%
Archrock, Inc.	67,407	1,678,434
Cactus, Inc. (Class A Stock)	52,212	2,140,692
ChampionX Corp.	24,759	595,949

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services (cont’d.)
Oceaneering International, Inc.*	69,242	$1,320,445
Solaris Energy Infrastructure, Inc. (Class A Stock)	12,222	335,250
Valaris Ltd.*(a)	15,145	569,755
		6,640,525
Entertainment 3.6%
Netflix, Inc.*	16,249	19,616,280
Spotify Technology SA*	8,820	5,866,535
Walt Disney Co. (The)	96,387	10,895,587
		36,378,402
Financial Services 2.7%
AvidXchange Holdings, Inc.*	204,249	1,999,598
Burford Capital Ltd.	84,507	1,086,760
Enact Holdings, Inc.	17,680	625,872
Essent Group Ltd.	46,421	2,692,418
EVERTEC, Inc. (Puerto Rico)	30,749	1,114,036
Flywire Corp.*	145,580	1,564,985
Mastercard, Inc. (Class A Stock)	16,436	9,624,922
NMI Holdings, Inc.*	14,152	562,117
Shift4 Payments, Inc. (Class A Stock)*	11,307	1,071,791
Visa, Inc. (Class A Stock)	19,243	7,027,351
		27,369,850
Food Products 0.5%
Dole PLC	81,932	1,160,157
Freshpet, Inc.*	20,313	1,628,290
Utz Brands, Inc.	136,426	1,804,916
		4,593,363
Gas Utilities 0.5%
Brookfield Infrastructure Corp. (Canada) (Class A Stock)	15,565	615,907
Chesapeake Utilities Corp.	21,421	2,617,432
New Jersey Resources Corp.	33,062	1,517,215
		4,750,554

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Ground Transportation 1.1%
Uber Technologies, Inc.*	53,003	$4,460,732
Union Pacific Corp.	28,807	6,385,360
		10,846,092
Health Care Equipment & Supplies 1.2%
Dexcom, Inc.*	23,495	2,015,871
Embecta Corp.	53,569	564,082
Inspire Medical Systems, Inc.*	5,184	716,429
Intuitive Surgical, Inc.*	7,955	4,393,865
iRhythm Technologies, Inc.*	19,475	2,736,237
Lantheus Holdings, Inc.*(a)	5,606	423,589
Novocure Ltd.*	28,156	538,061
Tandem Diabetes Care, Inc.*	48,690	965,036
		12,353,170
Health Care Providers & Services 1.7%
Brookdale Senior Living, Inc.*	67,123	436,971
CVS Health Corp.	115,292	7,383,300
LifeStance Health Group, Inc.*	367,450	2,182,653
NeoGenomics, Inc.*	199,895	1,455,235
Option Care Health, Inc.*	90,107	2,944,697
RadNet, Inc.*	10,984	631,470
UnitedHealth Group, Inc.	7,860	2,373,012
		17,407,338
Health Care Technology 0.1%
Teladoc Health, Inc.*	81,887	566,658
Waystar Holding Corp.*	15,829	632,843
		1,199,501
Hotel & Resort REITs 0.1%
Summit Hotel Properties, Inc.	221,279	969,202
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc. (Class A Stock)*	15,841	2,043,489
Brinker International, Inc.*	2,247	387,899
Cava Group, Inc.*	22,074	1,793,954
Dave & Buster’s Entertainment, Inc.*(a)	30,954	679,750

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Golden Entertainment, Inc.	46,971	$1,340,083
Life Time Group Holdings, Inc.*	15,100	431,860
McDonald’s Corp.	14,968	4,697,707
Penn Entertainment, Inc.*	84,371	1,251,222
Shake Shack, Inc. (Class A Stock)*	36,268	4,707,224
Starbucks Corp.	23,276	1,954,020
		19,287,208
Household Durables 0.9%
Century Communities, Inc.	36,939	1,916,026
Champion Homes, Inc.*	9,803	641,116
Ethan Allen Interiors, Inc.	30,466	796,077
Toll Brothers, Inc.	38,307	3,993,505
Tri Pointe Homes, Inc.*	65,851	1,941,287
		9,288,011
Industrial Conglomerates 0.6%
3M Co.	42,176	6,256,810
Industrial REITs 0.3%
Prologis, Inc.	30,169	3,276,353
Insurance 3.1%
Aspen Insurance Holdings Ltd. (Bermuda) (Class A Stock)*	24,911	854,447
Axis Capital Holdings Ltd.	34,782	3,610,372
Chubb Ltd.	24,320	7,227,904
CNO Financial Group, Inc.	47,498	1,803,024
Lincoln National Corp.	34,446	1,141,541
Marsh & McLennan Cos., Inc.	33,402	7,804,711
MetLife, Inc.	91,678	7,204,057
Skyward Specialty Insurance Group, Inc.*	33,392	2,115,383
		31,761,439
Interactive Media & Services 4.5%
Alphabet, Inc. (Class A Stock)	45,536	7,820,353
Alphabet, Inc. (Class C Stock)	45,022	7,782,053
Meta Platforms, Inc. (Class A Stock)	46,350	30,011,161
		45,613,567

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
IT Services 0.8%
ASGN, Inc.*	18,125	$957,181
DigitalOcean Holdings, Inc.*	15,457	437,433
Grid Dynamics Holdings, Inc.*	228,533	2,863,518
Snowflake, Inc. (Class A Stock)*	16,862	3,468,008
		7,726,140
Life Sciences Tools & Services 0.1%
Adaptive Biotechnologies Corp.*	92,953	884,913
Machinery 2.1%
Chart Industries, Inc.*	3,538	554,971
Enerpac Tool Group Corp.	52,466	2,249,742
Gates Industrial Corp. PLC*	208,274	4,404,995
Lindsay Corp.	1,821	253,847
Mueller Industries, Inc.	16,477	1,283,064
Mueller Water Products, Inc. (Class A Stock)	45,971	1,127,669
Parker-Hannifin Corp.	11,804	7,846,119
Trinity Industries, Inc.	130,485	3,358,684
		21,079,091
Marine Transportation 0.4%
Kirby Corp.*	29,728	3,289,106
Matson, Inc.	8,235	929,320
		4,218,426
Media 0.5%
TEGNA, Inc.	78,675	1,315,446
Trade Desk, Inc. (The) (Class A Stock)*	44,842	3,373,015
		4,688,461
Metals & Mining 0.8%
Century Aluminum Co.*	43,842	679,113
Coeur Mining, Inc.*	37,879	306,062
Eldorado Gold Corp. (Turkey)*	266,578	5,355,552
ERO Copper Corp. (Brazil)*(a)	48,588	685,577
SunCoke Energy, Inc.	155,595	1,266,543
		8,292,847

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) 0.4%
Ladder Capital Corp.	383,647	$4,035,966
Multi-Utilities 2.0%
Avista Corp.	23,705	912,880
CenterPoint Energy, Inc.	169,410	6,308,828
NiSource, Inc.	332,451	13,145,112
		20,366,820
Office REITs 0.5%
COPT Defense Properties	72,629	1,993,666
Cousins Properties, Inc.	96,172	2,699,548
Easterly Government Properties, Inc.	31,230	678,628
		5,371,842
Oil, Gas & Consumable Fuels 3.2%
Cheniere Energy, Inc.	23,107	5,476,128
Crescent Energy Co. (Class A Stock)	190,426	1,597,674
Exxon Mobil Corp.	117,225	11,992,118
Gulfport Energy Corp.*	10,279	1,968,429
Magnolia Oil & Gas Corp. (Class A Stock)	22,466	483,019
Northern Oil & Gas, Inc.(a)	40,830	1,085,261
Shell PLC, ADR	151,274	10,017,364
		32,619,993
Passenger Airlines 0.1%
SkyWest, Inc.*	8,271	839,093
Personal Care Products 0.6%
Herbalife Ltd.*	39,938	311,916
Unilever PLC (United Kingdom), ADR	81,186	5,182,914
		5,494,830
Pharmaceuticals 4.1%
Amneal Pharmaceuticals, Inc.*	76,236	558,048
AstraZeneca PLC (United Kingdom), ADR	95,822	6,978,716
Eli Lilly & Co.	19,869	14,656,765
Novo Nordisk A/S (Denmark), ADR(a)	55,832	3,991,988
Prestige Consumer Healthcare, Inc.*	31,769	2,721,650

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Roche Holding AG, ADR(a)	102,571	$4,133,612
Tarsus Pharmaceuticals, Inc.*(a)	73,477	3,155,837
UCB SA (Belgium)	11,362	2,066,970
Verona Pharma PLC (United Kingdom), ADR*	40,054	3,252,385
		41,515,971
Professional Services 0.7%
ExlService Holdings, Inc.*	18,904	869,395
Huron Consulting Group, Inc.*	22,982	3,282,519
Korn Ferry	29,369	1,997,386
Planet Labs PBC*	128,757	494,427
Upwork, Inc.*	51,415	796,418
		7,440,145
Real Estate Management & Development 0.1%
Kennedy-Wilson Holdings, Inc.	115,022	732,690
Opendoor Technologies, Inc.*(a)	520,212	339,282
		1,071,972
Residential REITs 1.3%
Camden Property Trust	54,317	6,381,704
Independence Realty Trust, Inc.(a)	234,688	4,362,850
UMH Properties, Inc.	169,522	2,846,275
		13,590,829
Retail REITs 0.4%
SITE Centers Corp.	133,445	1,590,665
Urban Edge Properties	110,546	2,007,515
		3,598,180
Semiconductors & Semiconductor Equipment 8.3%
Broadcom, Inc.	92,231	22,326,358
Credo Technology Group Holding Ltd.*	27,614	1,683,349
Impinj, Inc.*	14,830	1,691,955
MACOM Technology Solutions Holdings, Inc.*	18,334	2,229,598
NVIDIA Corp.	261,262	35,304,334
Photronics, Inc.*	27,215	454,763
SiTime Corp.*	11,787	2,311,077

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	48,663	$9,407,531
Texas Instruments, Inc.	21,781	3,982,656
Tower Semiconductor Ltd. (Israel)*	83,523	3,294,147
Universal Display Corp.	7,611	1,091,037
		83,776,805
Software 9.3%
ACI Worldwide, Inc.*	16,619	768,795
AppLovin Corp. (Class A Stock)*	2,742	1,077,606
Aurora Innovation, Inc.*(a)	86,131	521,954
AvePoint, Inc.*	146,224	2,727,078
C3.ai, Inc. (Class A Stock)*	16,863	448,387
Cadence Design Systems, Inc.*	27,032	7,760,076
Clearwater Analytics Holdings, Inc. (Class A Stock)*	33,253	768,144
Commvault Systems, Inc.*(a)	3,526	645,787
Crowdstrike Holdings, Inc. (Class A Stock)*	18,636	8,784,451
Datadog, Inc. (Class A Stock)*	15,699	1,850,598
Intapp, Inc.*	102,578	5,654,099
Microsoft Corp.	76,185	35,072,527
Oracle Corp.	32,780	5,426,073
Q2 Holdings, Inc.*	57,834	5,061,632
Riskified Ltd. (Class A Stock)*	252,487	1,264,960
Salesforce, Inc.	21,496	5,704,394
ServiceNow, Inc.*	5,442	5,502,352
SoundHound AI, Inc. (Class A Stock)*	28,327	286,386
Sprout Social, Inc. (Class A Stock)*	84,335	1,841,033
Varonis Systems, Inc.*	24,141	1,151,043
Vertex, Inc. (Class A Stock)*	48,088	1,902,842
		94,220,217
Specialized REITs 0.3%
Four Corners Property Trust, Inc.	35,826	989,156
National Storage Affiliates Trust	46,080	1,585,152
Outfront Media, Inc.	50,310	831,121
		3,405,429
Specialty Retail 1.5%
Academy Sports & Outdoors, Inc.	10,046	410,982
Boot Barn Holdings, Inc.*	17,582	2,818,570

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Five Below, Inc.*	16,413	$1,913,263
Industria de Diseno Textil SA (Spain)	44,035	2,385,608
Lowe’s Cos., Inc.	18,671	4,214,605
Victoria’s Secret & Co.*	19,342	410,244
Warby Parker, Inc. (Class A Stock)*	121,474	2,571,605
		14,724,877
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.	101,305	20,347,109
Dell Technologies, Inc. (Class C Stock)	24,726	2,751,262
IonQ, Inc.*(a)	11,072	446,645
		23,545,016
Textiles, Apparel & Luxury Goods 0.4%
Kontoor Brands, Inc.	39,309	2,696,598
Wolverine World Wide, Inc.	96,436	1,645,198
		4,341,796
Trading Companies & Distributors 0.8%
Boise Cascade Co.	7,656	665,153
DXP Enterprises, Inc.*	7,492	619,439
H&E Equipment Services, Inc.	4,187	396,258
Herc Holdings, Inc.	12,175	1,509,700
McGrath RentCorp	17,060	1,917,203
MRC Global, Inc.*	75,040	931,246
Rush Enterprises, Inc. (Class A Stock)	44,811	2,224,866
		8,263,865
Water Utilities 0.1%
California Water Service Group	12,073	570,449

Total Long-Term Investments (cost $607,368,366)		1,000,301,563

Short-Term Investments 4.4%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.462%)(wb)	12,887,987	12,887,987

PGIM Jennison Blend Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 4.496%) (cost $31,759,063; includes $31,634,166 of cash collateral for securities on loan)(b)(wb)	31,783,103	$31,757,676

Total Short-Term Investments (cost $44,647,050)		44,645,663

TOTAL INVESTMENTS 103.1% (cost $652,015,416)		1,044,947,226
Liabilities in excess of other assets (3.1)%		(31,154,136)

Net Assets 100.0%		$1,013,793,090

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,836,785; cash collateral of $31,634,166 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).